STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 3 – STOCKHOLDERS’ EQUITY

Issued and Authorized

As of December 31, 2023, Jupiter Gold had 9,674,497 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2022, Jupiter Gold had 8,118,737 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2023, Jupiter Gold had 40,000,000 common shares and 6,148,212 preferred shares authorized.

Common Stock

During the year ended December 31, 2023, Jupiter Gold issued and sold 827,180 shares of common stock for cash proceeds of $612,300.

During the year ended December 31, 2022, Jupiter Gold issued and sold 1,853,626 shares of common stock for cash proceeds of $489,875.

During the year ended December 31, 2021, Jupiter Gold issued and sold 293,889 shares of common stock for cash proceeds of $205,790. Additionally, the Company issued 74,158 shares of its common stock in exchange for fees and services totaling $72,035, or an average price of $0.97 per share which approximated fair market value.

Preferred A Stock

Jupiter Gold has issued to one of its directors one share of a Series A Convertible Preferred Stock (“Preferred A Stock”). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company’s common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Stock Options

During the year ended December 31, 2023, the Company granted Marc Fogassa as contractual compensation options to purchase an aggregate of 420,000 shares of its common stock. Such awards corresponded to the period between January 1, 2023, to December 31, 2023. The options issued in 2023 were valued at $115,038 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $0.65 to $2.10, a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 268% to 364%, risk-free interest rate of 3.42% to 4.73%, and an expected term of five to ten years.

During the year ended December 31, 2022, the Company granted officers and directors as contractual compensation options to purchase an aggregate of 420,000 shares of its common stock. Such awards corresponded to the period between January 1, 2022, to December 31, 2022. The options issued in 2022 were valued at $104,140 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant $0.80 to $1.20, a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 295% to 372%, risk-free interest rate of 1.51% to 4.05%, and an expected term of five to ten years.

During the year ended December 31, 2021, the Company granted officers and directors as contractual compensation options to purchase an aggregate of 210,000 shares of its common stock. Such awards corresponded to the period between January 1, 2021, to June 30, 2021; option awards for the period between July 1, 2021 and December 31, 2021 were issued after December 31, 2021. The options issued in 2021 were valued at $56,616 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($0.51 to $1.93), a strike price of $0.01 to $1.00, illiquidity discount of 75%, expected dividend yield of 0%, annualized volatility of 169% to 288%, risk-free interest rate of 0.92% to 1.75%, and an expected term of five to ten years.

The following table reflects all outstanding and exercisable options on December 31, 2023. All stock options immediately vest and are exercisable for a period of five to ten years from the date of issuance.

			Average
	Number of		Remaining
	Options	Average	Contractual Life
	Outstanding	Exercise Price	(Years)
Outstanding, December 31, 2021	1,915,000	1.01	2.79
Issued in 2022	420,000	0.15	6.96
Exercised in 2022	430,000	1.00	–
Outstanding, December 31, 2022	1,905,000	0.56	4.74
Issued in 2023	420,000	0.15	8.98
Exercised in 2023	1,115,000	0.98	-
Outstanding, December 31, 2023	1,210,000	0.04	8.22

Stock Warrants

During the years ended December 31, 2023, 2022 and 2021 the company did not issue any warrants.